American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
July 31, 2021

Global Real Estate - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 5.8%
Charter Hall Group	167,944	2,006,903
Goodman Group	269,716	4,485,960
Ingenia Communities Group	270,030	1,152,586
		7,645,449
Belgium — 0.5%
VGP NV	3,235	666,000
Canada — 2.1%
Chartwell Retirement Residences	117,351	1,233,145
Tricon Residential, Inc.	130,736	1,566,610
		2,799,755
France — 1.1%
Klepierre SA(1)	60,619	1,467,703
Hong Kong — 2.2%
ESR Cayman Ltd.(1)	240,600	845,665
Link REIT	219,900	2,101,441
		2,947,106
Japan — 8.2%
Comforia Residential REIT, Inc.	340	1,086,475
Invincible Investment Corp.	2,566	1,008,099
LaSalle Logiport REIT	791	1,448,796
Mitsubishi Estate Logistics REIT Investment Corp.	220	1,014,266
Open House Co. Ltd.	41,400	2,093,173
Orix JREIT, Inc.	583	1,112,412
SOSiLA Logistics REIT, Inc.	1,037	1,627,399
Tokyu Fudosan Holdings Corp.	256,900	1,450,290
		10,840,910
Netherlands — 0.9%
CTP NV(1)	58,665	1,182,531
Singapore — 2.4%
CapitaLand Ltd.	329,400	978,636
Mapletree Commercial Trust	779,400	1,240,857
Mapletree Logistics Trust	650,500	1,012,808
		3,232,301
Spain — 1.0%
Cellnex Telecom SA	21,278	1,387,679
Sweden — 0.5%
Samhallsbyggnadsbolaget i Norden AB	132,042	661,519
United Kingdom — 5.5%
Capital & Counties Properties plc(1)	515,781	1,223,236
Segro plc	148,387	2,508,369
Shaftesbury plc(2)	149,671	1,226,870
Taylor Wimpey plc	328,950	752,067
Workspace Group plc	128,083	1,534,165
		7,244,707
United States — 68.8%
American Campus Communities, Inc.	29,409	1,479,567
Brixmor Property Group, Inc.	80,479	1,852,627
Community Healthcare Trust, Inc.	13,673	681,326

CoreSite Realty Corp.	9,854	1,361,921
Crown Castle International Corp.	5,424	1,047,320
Empire State Realty Trust, Inc., Class A	65,624	750,082
Equinix, Inc.	8,537	7,003,840
Equity Residential	46,752	3,933,246
Essential Properties Realty Trust, Inc.	31,263	931,637
Essex Property Trust, Inc.	7,543	2,474,858
Extra Space Storage, Inc.	22,283	3,880,362
Innovative Industrial Properties, Inc.	13,260	2,850,767
Invitation Homes, Inc.	149,740	6,091,423
Iron Mountain, Inc.	41,129	1,799,805
Kilroy Realty Corp.	23,918	1,656,800
Kimco Realty Corp.	120,657	2,573,614
Life Storage, Inc.	27,914	3,275,987
MGM Growth Properties LLC, Class A	17,845	674,541
NETSTREIT Corp.	37,880	982,986
Prologis, Inc.	88,393	11,317,840
Realty Income Corp.	44,546	3,131,138
Rexford Industrial Realty, Inc.	41,081	2,527,303
SBA Communications Corp.	4,961	1,691,651
Simon Property Group, Inc.	31,090	3,933,507
SL Green Realty Corp.	16,336	1,216,379
Sun Communities, Inc.	22,377	4,388,354
Travel + Leisure Co.	3,559	184,356
UDR, Inc.	102,499	5,636,420
Urban Edge Properties	81,334	1,545,346
Ventas, Inc.	34,541	2,064,861
VICI Properties, Inc.	64,686	2,017,556
Welltower, Inc.	54,558	4,738,908
Xenia Hotels & Resorts, Inc.(1)	89,606	1,584,234
		91,280,562
TOTAL COMMON STOCKS (Cost $101,574,204)		131,356,222
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.125%, 12/31/22 - 11/15/41, valued at $359,368), in a joint trading account at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $352,269)		352,268
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $897,669), at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $880,001)		880,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	113,068	113,068
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,345,336)		1,345,336
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,102,512)	1,102,512	1,102,512
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $104,022,052)		133,804,070
OTHER ASSETS AND LIABILITIES — (0.8)%		(1,042,593)
TOTAL NET ASSETS — 100.0%		$132,761,477

SECTOR ALLOCATION
(as a % of net assets)
Industrial	23.7%
Residential	23.2%
Retail	14.9%
Health Care	6.6%
Diversified	6.4%
Data Centers	6.3%
Self Storage	5.4%
Office	3.9%
Infrastructure REITs	3.1%
Specialty	2.9%
Lodging/Resorts	2.6%
Temporary Cash Investments	1.0%
Temporary Cash Investments - Securities Lending Collateral	0.8%
Other Assets and Liabilities	(0.8)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,162,973. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,229,844, which includes securities collateral of $127,332.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	7,645,449	—
Belgium	—	666,000	—
Canada	—	2,799,755	—
France	—	1,467,703	—
Hong Kong	—	2,947,106	—
Japan	—	10,840,910	—
Netherlands	—	1,182,531	—
Singapore	—	3,232,301	—
Spain	—	1,387,679	—
Sweden	—	661,519	—
United Kingdom	—	7,244,707	—
Other Countries	91,280,562	—	—
Temporary Cash Investments	113,068	1,232,268	—
Temporary Cash Investments - Securities Lending Collateral	1,102,512	—	—
	92,496,142	41,307,928	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.